Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Number of Union Pension Plans		2
Defined contribution plan, expenses		$ 6,500,000	$ 6,200,000	$ 5,900,000
Defined benefit plan, assumed rate of increase in health care cost trend rate for 2013		7.50%
Defined benefit plan, assumed rate of decrease in health care cost trend rate by 2100		4.70%
Employee Decrease in Health Care Cost Trend, Age		65 years
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss		15,975,000	30,561,000
Plan Amendment		0	0
Amortization of net actuarial loss	4,100,000	3,605,000	1,424,000	517,000
Amortization of prior service cost (credit)	300,000	307,000	307,000	307,000
Contributions estimated to be paid		16,000,000
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial loss		4,751,000	3,950,000
Plan Amendment		(16,020,000)	0
Amortization of net actuarial loss	1,200,000	1,021,000	167,000	133,000
Amortization of prior service cost (credit)	(3,700,000)	(1,971,000)	(851,000)	(851,000)
Contributions estimated to be paid		$ 700,000
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment allocation		70.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment allocation		30.00%